Fair Value Measurements - Summary of Significant Transfers Between Level 1 to Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Securities sold but not yet purchased [member]
Disclosure of fair value measurement of assets and liabilities significant transfers between levels [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	$ 1,737	$ 2,060
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	1,986	26
Trading securities [member]
Disclosure of fair value measurement of assets and liabilities significant transfers between levels [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	2,664	1,094
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	1,440	97
FVTPL securities [member]
Disclosure of fair value measurement of assets and liabilities significant transfers between levels [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets		168
FVOCI securities [member]
Disclosure of fair value measurement of assets and liabilities significant transfers between levels [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	$ 1,869	1,110
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets		$ 709